SCHEDULE OF DEBT (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Principal balance	$ 4,100,537		$ 14,032,528
Accrued interest	18,450		163,517
Fair value adjustment	287,771
Net debt balance	4,406,758		17,189,106
Fair value adjustment			2,993,061
2022 Notes [Member]
Short-Term Debt [Line Items]
Principal balance	3,905,264
Accrued interest	10,544
Fair value adjustment	287,771
Net debt balance	4,203,579	$ 4,240,000
Fair value adjustment		$ 500,000
Financed Insurance [Member]
Short-Term Debt [Line Items]
Principal balance	195,273		385,187
Accrued interest	7,906		4,082
Fair value adjustment
Net debt balance	$ 203,179		389,269
Fair value adjustment
2021 Notes [Member]
Short-Term Debt [Line Items]
Principal balance			13,647,341
Accrued interest			159,435
Net debt balance			16,799,837
Fair value adjustment			$ 2,993,061